Expense Example - Class A Class C and Institutional Class - Dow Jones Industrial Average Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	640	987	1,358	2,398	348	766	1,310	2,795